SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of amortization periods for definite-lived intangible assets

Trade name	15 years or Indefinite
Noncompete agreements	1 – 5 years
Customer relationships	10 – 15 years
Technology	1 – 7 years
Content library	10 years
Backlog	4 years

Schedule of cumulative effects of adopting ASC 606

The following table summarizes the cumulative effects of adopting ASC 606 on the Company’s consolidated balance sheet as of March 1, 2019 (in thousands):

		ASC 606 Adoption
	February 28, 2019	Adjustments	March 1, 2019
Assets
Prepaid expenses and other current assets	$7,662	$1,520	$9,182
Other noncurrent assets	3,496	2,864	6,360
Liabilities and member’s equity
Other noncurrent liabilities	18,888	61	18,949
Accumulated deficit	(121,455)	4,323	(117,132)

Adoption of the new revenue standard impacted the Company’s consolidated balance sheet as of February 29, 2020, as follows (in thousands):

	Balances without
	ASC 606 Adoption	ASC 606 Adoption	As Reported Balances at
	Impact	Adjustments	February 29, 2020
Assets
Prepaid expenses and other current assets	$8,924	$3,678	$12,602
Other noncurrent assets	6,285	8,160	14,445
Liabilities and member’s equity
Deferred revenue	142,673	(646)	142,027
Other noncurrent liabilities	38,249	295	38,544
Accumulated deficit	(230,691)	12,189	(218,502)

Adoption of the new revenue standard impacted the Company’s consolidated statement of comprehensive loss for the fiscal year ended February 29, 2020 as follows (in thousands):

	Balances without
	ASC 606 Adoption	ASC 606 Adoption	As Reported for Year
	Impact	Adjustments	Ended February 29, 2020
Revenue
Subscription revenue	$243,335	$646	$243,981
Operating expenses
Sales and marketing	61,061	(7,456)	53,605
Income tax benefit	(7,507)	236	(7,271)
Net (loss) income	(109,236)	7,866	(101,370)